United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/14

Date of Reporting Period: Quarter ended 06/30/13

Item 1. Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
June 30, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.8%
		Aerospace/Defense—0.8%
$750,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$603,750
2,650,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,650,000
5,350,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	5,657,625
900,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	855,000
		TOTAL	9,766,375
		Automotive—5.0%
1,575,000	[1,2]	Affinia Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 5/1/2021	1,594,688
2,675,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,842,187
1,675,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	1,710,594
2,050,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	2,091,000
3,300,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	3,646,500
2,975,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	3,298,531
1,675,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	1,783,875
1,400,000		Delphi Corp., 5.00%, 2/15/2023	1,445,500
2,625,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	1,627,500
2,650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	2,915,000
3,775,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	3,793,875
950,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	926,250
4,475,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	4,944,875
1,275,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	1,217,625
3,025,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	3,009,875
1,125,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	1,074,375
725,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	804,750
5,025,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	5,628,000
1,500,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	1,612,500
1,975,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	2,123,125
725,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	779,375
2,622,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	2,871,090
285,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	303,525
6,700,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	6,867,500
		TOTAL	58,912,115
		Building Materials—3.9%
425,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	418,625
2,325,000		Anixter International, Inc., 5.625%, 5/1/2019	2,418,000
950,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,011,750
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,370,625
325,000		HD Supply, Inc., Sr. Sub., 10.50%, 1/15/2021	337,594
2,025,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	2,136,375
4,000,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	4,320,000
3,350,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	3,626,375
5,025,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	5,219,719
1,350,000	[1,2]	Nortek, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	1,437,750
1,700,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,853,000
4,150,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	4,461,250
690,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	733,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$3,737,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	$3,998,590
1,725,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	1,772,437
3,900,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	3,997,500
3,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	3,132,812
2,800,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	3,059,000
		TOTAL	45,304,527
		Chemicals—2.4%
725,000	[1,2]	Ashland, Inc., Series 144A, 3.875%, 4/15/2018	720,469
600,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	595,500
1,200,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,189,500
1,225,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,310,750
3,950,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	4,043,812
450,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	429,188
750,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	722,812
2,500,000	[1,2]	Hexion U.S. Finance Corp., Series 144A, 6.625%, 4/15/2020	2,506,250
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,587,500
2,550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,448,000
1,875,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	2,048,437
375,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	372,188
2,500,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	2,612,500
2,900,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	3,030,500
1,125,000	[1,2]	Rentech Nitrogen Partners LP, Sr. Secd. 2nd Priority Note, 6.50%, 4/15/2021	1,117,969
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,451,319
		TOTAL	28,186,694
		Construction Machinery—0.7%
1,325,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	1,490,625
625,000		United Rentals, Inc., Series WI, 5.75%, 7/15/2018	659,375
425,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	455,813
625,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	679,688
4,125,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	4,485,937
		TOTAL	7,771,438
		Consumer Products—3.6%
4,775,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	4,882,437
1,100,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	1,124,750
1,450,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	1,384,750
3,450,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	3,588,000
2,925,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	3,239,438
3,218,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	3,382,922
3,000,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	3,210,000
1,100,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	1,207,250
3,725,000		ServiceMaster Co., 7.00%, 8/15/2020	3,552,719
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,697,500
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	598,500
3,550,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	3,558,875
4,025,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	4,261,469
625,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	614,063
5,175,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	4,799,812
1,075,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	1,115,313
		TOTAL	42,217,798

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—8.7%
$2,975,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	$44,625
4,775,000		Antero Resources Corp., 6.00%, 12/1/2020	4,727,250
975,000		Approach Resources, Inc., 7.00%, 6/15/2021	987,188
1,850,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	1,831,500
1,275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	1,265,437
1,700,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	1,687,250
1,675,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,750,375
3,675,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,097,625
800,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	820,000
1,225,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	1,221,937
750,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	761,250
4,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	4,550,750
3,175,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	3,159,125
1,525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,599,344
2,000,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,030,000
2,100,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,142,000
2,200,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	2,255,000
625,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	678,125
2,350,000		Concho Resources, Inc., 5.50%, 4/1/2023	2,326,500
2,075,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	2,241,000
1,475,000	[1,2]	Continental Resources, Inc., Series 144A, 4.50%, 4/15/2023	1,436,281
950,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	1,021,250
4,575,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	5,192,625
1,668,633	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	1,710,349
625,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	646,875
3,075,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,390,187
2,575,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	2,549,250
1,000,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	955,000
3,725,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	3,520,125
575,000		Halcon Resources Corp., Sr. Unsecd. Note, 8.875%, 5/15/2021	560,625
3,225,000		Halcon Resources Corp., Sr. Unsecd. Note, 9.75%, 7/15/2020	3,233,062
775,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	756,594
2,325,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	2,342,437
375,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	368,438
3,000,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	3,165,000
1,625,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	1,186,250
3,450,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	3,363,750
2,075,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	2,106,125
2,125,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,199,375
2,350,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,420,500
1,325,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	1,328,312
3,225,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	3,434,625
1,725,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	1,829,820
75,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	79,581
1,125,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,105,313
1,125,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	1,077,188
1,200,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	1,152,000
1,775,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	1,766,125
1,600,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	1,736,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$1,000,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	$1,037,500
5,275,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	5,472,812
		TOTAL	102,319,655
		Entertainment—0.8%
3,050,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	3,339,750
375,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2021	361,406
350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	339,500
750,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	817,500
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,100,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,179,750
3,200,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	3,096,000
		TOTAL	9,133,906
		Environmental—0.2%
2,300,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	2,357,500
		Financial Institutions—4.3%
2,025,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	2,341,406
1,325,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	1,599,938
1,050,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,224,563
4,350,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	4,698,000
3,925,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	4,212,220
725,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	760,375
1,425,000		CIT Group, Inc., 5.00%, 5/15/2017	1,462,406
4,750,000		CIT Group, Inc., 5.25%, 3/15/2018	4,904,375
400,000		CIT Group, Inc., 5.375%, 5/15/2020	411,500
1,700,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,844,500
2,400,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,421,000
525,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	517,453
425,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 3.25%, 5/15/2018	414,375
450,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	420,188
2,000,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,843,750
2,775,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,751,412
825,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	851,803
750,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	774,375
1,000,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,126,250
6,350,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	7,104,062
1,975,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,024,375
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	988,000
5,800,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	5,800,000
		TOTAL	50,496,326
		Food & Beverage—5.7%
5,400,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	5,548,500
2,100,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	2,010,750
1,025,000		Constellation Brands, Inc., 4.25%, 5/1/2023	969,906
2,225,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,430,813
3,000,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	3,405,000
8,250,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	8,518,125
7,575,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	7,262,531
7,500,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	8,250,000
4,525,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	4,672,063

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$5,175,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	$4,955,062
2,150,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	2,284,375
3,200,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	3,448,000
1,550,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,716,625
11,000,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	11,550,000
		TOTAL	67,021,750
		Gaming—3.1%
3,725,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	3,864,688
3,624,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,621,735
2,150,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,246,750
1,000,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	945,625
2,125,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,061,250
2,975,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	3,105,156
2,400,000		MGM Mirage, Inc., 7.75%, 3/15/2022	2,619,000
3,650,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	3,996,750
900,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	933,750
1,300,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	1,475,500
2,839,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	3,080,315
3,965,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	4,222,725
625,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	666,406
2,975,000	[1,2]	Station Casinos, Inc., Sr. Note, Series 144A, 7.50%, 3/1/2021	3,019,625
		TOTAL	35,859,275
		Health Care—9.7%
4,725,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	4,893,328
4,075,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	4,085,188
4,225,000	[1,2]	CDRT Holding Corp., Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	4,298,938
600,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	610,875
4,050,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	4,019,625
1,025,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	1,050,625
900,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	976,500
2,950,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	3,104,875
2,925,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	2,932,313
6,425,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	6,858,687
3,800,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	4,104,000
5,875,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	6,359,688
1,650,000		HCA, Inc., 6.25%, 2/15/2021	1,687,125
1,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	1,028,750
2,400,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,406,000
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	3,208,500
1,000,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	1,084,375
7,350,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	8,158,500
2,150,000		Hologic, Inc., 6.25%, 8/1/2020	2,240,031
5,825,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	5,908,734
2,150,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	2,257,500
4,300,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	4,773,000
6,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	7,019,312
2,200,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,420,000
2,650,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, 4.375%, 10/1/2021	2,434,688
2,275,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.50%, 4/1/2021	2,127,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$3,600,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	$3,906,000
3,950,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	4,147,500
6,650,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	6,916,000
425,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	436,156
1,425,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	1,476,656
3,750,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	3,993,750
2,900,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	3,204,500
		TOTAL	114,128,844
		Industrial - Other—3.6%
750,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	795,000
3,375,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	3,332,812
2,200,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,315,500
3,350,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	3,668,250
2,575,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	2,562,125
3,875,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	3,913,750
1,025,000	[1,2]	Hillman Group, Inc., Series 144A, 10.875%, 6/1/2018	1,114,688
3,225,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	3,402,375
1,000,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	970,000
1,075,000		Mastec, Inc., 4.875%, 3/15/2023	1,023,938
2,200,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,321,000
775,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	776,938
1,325,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	1,358,125
2,375,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	2,493,750
1,020,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	1,116,900
3,375,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,476,250
2,175,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	2,321,812
3,775,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	4,105,312
1,425,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,460,625
		TOTAL	42,529,150
		Lodging—0.3%
800,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	852,000
711,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	721,533
1,775,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	1,748,375
		TOTAL	3,321,908
		Media - Cable—1.8%
1,525,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	1,441,125
1,375,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	1,405,937
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	848,250
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,015,875
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,099,875
725,000		Charter Communications Holdings II, 7.375%, 6/1/2020	792,063
475,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	521,313
2,425,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	2,358,312
3,425,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,647,625
525,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	530,250
6,300,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	6,426,000
775,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	784,688
		TOTAL	20,871,313

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—7.3%
$1,925,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	$2,112,688
1,650,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,600,500
6,050,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	5,777,750
1,225,000	[1,2]	Clear Channel Communications, Inc., Series 144A, 11.25%, 3/1/2021	1,283,188
2,175,000	[1,2]	Clear Channel Worldwide, 6.50%, 11/15/2022	2,251,125
825,000		Clear Channel Worldwide, 7.625%, 3/15/2020	853,875
825,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	849,750
5,750,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	5,980,000
6,025,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	6,717,875
3,825,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	3,758,062
3,775,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	3,746,687
3,700,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	4,171,750
2,484,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	2,654,775
2,700,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	2,797,875
2,675,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	2,711,781
825,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	870,375
2,575,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,787,437
2,175,000	[1,2]	Intelsat Jackson Holdings S.A., Gtd. Sr. Note, Series 144A, 5.50%, 8/1/2023	2,055,375
1,200,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	1,170,000
1,575,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,655,719
1,700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,793,500
1,825,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	1,761,125
1,000,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,032,500
1,075,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	1,161,000
2,075,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	2,002,375
5,100,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	5,616,375
1,100,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	1,036,750
1,925,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	1,785,438
1,100,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	1,072,500
1,675,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	1,850,875
4,525,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,683,375
3,250,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	3,477,500
1,725,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	1,888,875
		TOTAL	84,968,775
		Metals & Mining—0.3%
2,975,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	298
2,400,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
2,925,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	2,848,219
425,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	417,562
		TOTAL	3,266,079
		Packaging—4.7%
4,875,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	5,222,344
1,200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	1,159,500
1,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,052,531
3,475,000		Ball Corp., 4.00%, 11/15/2023	3,227,406
1,850,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	2,021,125
1,575,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,732,500
3,200,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	3,280,000
775,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	825,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$750,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	$710,625
1,150,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	1,322,500
2,375,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	2,410,625
7,175,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	7,130,156
2,800,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	2,898,000
3,575,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	3,709,063
3,450,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	3,708,750
1,400,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	1,485,750
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	805,500
5,000,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	5,050,000
475,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	503,500
5,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	5,873,625
		TOTAL	55,128,875
		Paper—0.2%
1,075,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 4.50%, 2/1/2023	1,026,625
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	651,000
175,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	182,656
		TOTAL	1,860,281
		Restaurants—1.3%
5,850,000		DineEquity Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	6,522,750
5,050,000		NPC International/OPER Co., A&B, Inc., Series WI, 10.50%, 1/15/2020	5,813,813
2,775,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	2,696,953
		TOTAL	15,033,516
		Retailers—4.8%
2,825,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	2,909,750
4,125,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,589,062
550,000	[1,2]	CST Brands, Inc., 5.00%, 5/1/2023	539,000
1,200,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	1,185,000
925,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	994,375
1,650,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	1,559,250
3,325,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	3,433,063
6,900,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	7,072,500
625,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	728,125
700,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	714,000
4,925,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	5,294,375
4,800,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	4,920,000
5,125,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,547,812
2,000,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	2,155,000
950,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	969,000
2,650,000		Sally Holdings. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	2,855,375
6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	6,881,719
1,275,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	1,306,875
3,000,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	3,090,000
		TOTAL	56,744,281
		Services—0.9%
4,650,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	4,963,875
2,625,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	2,730,000
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	3,282,125
		TOTAL	10,976,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—14.2%
$1,250,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	$1,215,625
1,250,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	1,221,875
1,850,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	1,863,875
1,425,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,510,500
6,900,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	7,452,000
2,175,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	2,088,000
5,400,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	5,791,500
1,250,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	1,218,750
4,425,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	4,734,750
6,575,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	7,068,125
4,400,000		Emdeon, Inc., 11.00%, 12/31/2019	4,983,000
6,225,000		Epicor Software Corp., 8.625%, 5/1/2019	6,411,750
3,750,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	3,675,000
1,575,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	1,578,938
1,825,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	1,870,625
11,275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	11,641,437
1,300,000	[1,2]	Flextronics International Ltd., Series 144A, 4.625%, 2/15/2020	1,267,500
1,275,000	[1,2]	Flextronics International Ltd., Series 144A, 5.00%, 2/15/2023	1,239,938
1,650,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	1,823,250
3,750,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	4,059,375
1,875,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	1,781,250
4,025,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	4,206,125
3,825,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	3,920,625
3,625,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	4,032,813
1,300,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,225,250
2,200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,376,000
5,175,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	5,304,375
6,075,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	6,910,312
4,200,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	4,572,750
4,900,000		Lender Processing Services, 5.75%, 4/15/2023	5,230,750
3,650,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	3,960,250
2,775,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	2,275,500
1,425,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,368,000
2,000,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	1,940,000
1,525,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	1,502,125
900,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	915,750
725,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	732,250
3,800,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	3,733,500
825,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	816,750
2,400,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	2,250,000
142,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	157,975
1,200,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,290,000
4,200,000		Solera Holdings, Inc., Company Guarantee, 6.75%, 6/15/2018	4,431,000
4,775,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	4,918,250
1,975,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	2,093,500
1,375,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	1,388,750
1,000,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,065,000
6,275,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	6,729,937
1,150,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	1,279,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$2,325,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	$2,473,219
4,300,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	4,611,750
975,000	[1,2]	Verisign, Inc., Sr. Note, 4.625%, 5/1/2023	950,625
3,025,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	3,206,500
		TOTAL	166,366,069
		Textile—0.1%
750,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	723,750
		Transportation—0.4%
1,000,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,048,750
2,150,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,284,375
1,025,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	1,060,875
		TOTAL	4,394,000
		Utility - Electric—1.5%
3,150,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	3,378,375
725,000	[1,2]	Dynegy, Inc., Series 144A, 5.875%, 6/1/2023	661,563
1,725,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	1,759,500
2,575,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 12.25%, 3/1/2022	2,858,250
1,575,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,732,500
663,995	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	517,809
2,375,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	2,553,125
1,250,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,340,625
900,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	904,500
2,375,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	2,493,750
		TOTAL	18,199,997
		Utility - Natural Gas—3.2%
3,600,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	3,357,000
1,900,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	1,933,250
1,050,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	1,173,375
2,800,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	2,997,904
875,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	973,298
6,450,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	7,078,875
1,825,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	1,847,812
1,600,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	1,552,000
2,000,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	1,980,000
1,475,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	1,357,000
650,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	672,750
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	643,500
850,000	[1,2]	Regency Energy Partners LP, Sr. Note, 4.50%, 11/1/2023	771,375
1,300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,374,750
2,750,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	2,674,375
900,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	852,750
1,575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	1,586,813
3,504,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	3,661,680
950,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	940,500
		TOTAL	37,429,007
		Wireless Communications—3.6%
2,275,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	2,155,563
450,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	479,250
8,550,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	8,892,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	$4,945,937
1,050,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,123,500
2,150,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	2,195,687
4,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,270,125
7,650,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	7,994,250
4,075,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	4,777,937
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,434,313
4,125,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	4,063,125
		TOTAL	42,331,687
		Wireline Communications—0.7%
1,950,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	1,954,875
700,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	730,625
1,425,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	1,522,969
3,775,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	3,992,062
		TOTAL	8,200,531
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,119,015,278)	1,145,821,422
		COMMON STOCKS—0.1%
		Automotive—0.1%
38,576	[3]	General Motors Co.	1,284,966
9,684	[3]	Motors Liquidation Co.	297,299
		TOTAL	1,582,265
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media - Non-Cable—0.0%
5,725,000	[3,5]	Idearc, Inc., Company Guarantee (Litigation Trust Interests)	7,156
46	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL	7,156
		Metals & Mining—0.0%
3,064	[3,5]	Royal Oak Ventures, Inc.	0
		Other—0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,444,944)	1,589,421
		PREFERRED STOCK—0.3%
		Finance - Commercial—0.3%
3,265	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $1,009,780)	3,103,485
		WARRANT—0.1%
		Automotive—0.1%
35,069	[3]	General Motors Co., Warrants (IDENTIFIED COST $1,761,587)	573,378
		TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $1,133,231,589)[7]	1,151,087,706
		OTHER ASSETS AND LIABILITIES - NET—1.7%[8]	20,142,028
		TOTAL NET ASSETS—100%	$1,171,229,734

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $413,668,020, which represented 35.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2013, these liquid restricted securities amounted to $412,546,461, which represented 35.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 6/10/2009	$647,495	$603,750
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$7,280,944	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$663,995	$517,809
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
7	At June 30, 2013, the cost of investments for federal tax purposes was $1,134,061,479. The net unrealized appreciation of investments for federal tax purposes was $17,026,227. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $50,559,259 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,533,032.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,145,821,124	$298	$1,145,821,422
Equity Securities:
Common Stocks
Domestic	1,582,265	—	7,156	1,589,421
International	—	—	0	0
Preferred Stock
Domestic	—	3,103,485	—	3,103,485
Warrant	573,378	—	—	573,378
TOTAL SECURITIES	$2,155,643	$1,148,924,609	$7,454	$1,151,087,706
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
PIK	—Payment in Kind

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 27, 2013